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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------


Form 13F File Number: 28-11169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC


Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Keith S. Marlowe            Bala Cynwyd, PA    November 10, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $ 356,689
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                           FORM 13F INFORMATION TABLE

                                                 MARKET VALUE
                             TITLE OF              (X1000)    SHARE / PRN  SHARE /  PUT / INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP       (USD)       AMOUNT      PRN     CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------- ---------  ------------ -----------  -------  ----- ---------- -------- ---------- ------ ----
AGCO CORPORATION                CNV   001084AL6  13,092       10,100,000    PRN           SOLE                10,100,000
ADVANCED MEDICAL OPTICS INC     CNV   00763MAJ7  11,124       11,000,000    PRN           SOLE                11,000,000
AXCAN PHARMA INC                CNV   054923AB3  14,980       14,369,000    PRN           SOLE                14,369,000
BEST BUY CO INC                 COM   086516101  8,543        159,500        SH           SOLE                   159,500
BIOMARIN PHARMACEUTICALS INC    CNV   09061GAC5  5,563        5,000,000     PRN           SOLE                 5,000,000
BOSTON LIFE SCIENCES INC        COM   100843705  38           10,699         SH           SOLE                    10,699
BRISTOW GROUP INC               COM   110394103  1,204        35,000         SH           SOLE                    35,000
CEPHALON INC                    CNV   156708AP4  39,909       27,500,000    PRN           SOLE                27,500,000
COMMSCOPE INC                   CNV   203372AD9  10,270       6,500,000     PRN           SOLE                 6,500,000
CUBIST PHARMACEUTICALS INC      CNV   229678AC1  15,306       15,500,000    PRN           SOLE                15,500,000
DEVON ENERGY                    CNV   25179MAB9  5,766        4,590,000     PRN           SOLE                 4,590,000
EDAP TMS S A                    COM   268311107  999          129,032        SH           SOLE                   129,032
ELINEAR INC                     COM   286590203  1            28,877         SH           SOLE                    28,877
FIBERNET TELECOM GROUP INC      COM   315653402  668          230,338        SH           SOLE                   230,338
HD PARTNERS ACQUISITION CORP   OTHER  40415K209  399          52,200         SH           SOLE                    52,200
IDAHO GENERAL MINES INC         COM   451272306  610          304,800        SH           SOLE                   304,800
IMCLONE SYSTEMS INCORPORATED    COM   45245W109  708          25,000         SH           SOLE                    25,000
INVITROGEN CORP                 CNV   46185RAJ9  3,221        3,000,000     PRN           SOLE                 3,000,000
INX INC                         WTS   46185W117  20           19,000         SH     CALL  SOLE                    19,000
ITRON INC                       CNV   465741AJ5  8,466        7,500,000     PRN           SOLE                 7,500,000
K-V PHARMACEUTICAL COMPANY      CNV   482740AC1  25,041       23,000,000    PRN           SOLE                23,000,000
LIGAND PHARMACEUTICALS INC      CNV   53220KAB4  23,137       14,327,000    PRN           SOLE                14,327,000
MGI PHARMA INC                  CNV   552880AB2  9,030        14,000,000    PRN           SOLE                14,000,000
MAVERICK TUBE CORPORATION       CNV   577914AB0  11,050       5,000,000     PRN           SOLE                 5,000,000
MEDIMMUNE INC                   COM   584699102  2,980        101,800        SH           SOLE                   101,800
MEMORY PHARMACEUTICALS CORP     COM   58606R403  158          154,852        SH           SOLE                   154,852
NABI BIOPHARMACEUTICALS         CNV   629519AB5  7,899        8,850,000     PRN           SOLE                 8,850,000
OPTION CARE INC                 CNV   683948AB9  7,418        6,000,000     PRN           SOLE                 6,000,000
POWERWAVE TECHNOLOGIES INC      CNV   739363AB5  12,795       12,875,000    PRN           SOLE                12,875,000
POWERWAVE TECHNOLOGIES INC      CNV   739363AD1  5,294        5,500,000     PRN           SOLE                 5,500,000
PSS WORLD MEDICAL INC           CNV   69366AAB6  8,889        7,020,000     PRN           SOLE                 7,020,000
QLT INC                         CNV   746927AB8  9,539        10,103,000    PRN           SOLE                10,103,000
RF MICRO DEVICES INC            CNV   749941AE0  7,516        6,500,000     PRN           SOLE                 6,500,000
RADISYS CORP                    CNV   750459AD1  7,151        6,985,000     PRN           SOLE                 6,985,000
REALNETWORKS INC                CNV   75605LAB0  7,668        6,175,000     PRN           SOLE                 6,175,000
RETAIL VENTURES INC             COM   76128Y102  2,181        141,550        SH           SOLE                   141,550
RYERSON INC                     CNV   78375PAD9  17,168       14,000,000    PRN           SOLE                14,000,000
SANDISK CORPORATION             CNV   80004CAC5  10,478       11,000,000    PRN           SOLE                11,000,000
SHUFFLE MASTER INC              CNV   825549AB4  5,616        5,000,000     PRN           SOLE                 5,000,000
SYMANTEC CORP                   COM   871503108  1,756        82,500         SH           SOLE                    82,500
THORATEC CORP                   CNV   885175AB5  6,907        11,185,000    PRN           SOLE                11,185,000
TITAN INTL INC                  COM   88830M102  792          43,800         SH           SOLE                    43,800
ULTRA PETROLEUM CORP            COM   903914109  241          5,000          SH           SOLE                     5,000
UNITED INDL CORP                CNV   910671AB2  8,207        5,508,000     PRN           SOLE                 5,508,000
VALEANT PHARMACEUTICALS INTL    COM   91911X104  627          31,700         SH           SOLE                    31,700
VALEANT PHARMACEUTICALS INTL    CNV   91911XAB0  9,450        10,000,000    PRN           SOLE                10,000,000
VECTOR GROUP LTD                CNV   92240MAE8  6,477        5,700,000     PRN           SOLE                 5,700,000
XETHANOL CORPORATION            COM   98420A103  337          111,112        SH           SOLE                   111,112